RELATED PARTY TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2015	Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	¥ 1,847	¥ 2,780
Amounts due to related parties	¥ 7,662	¥ 11,883
Executive Principal of Ambow Research Center - Gao Shoubai [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties
Amounts due to related parties		¥ 3,960
Vice President - Xie Xuejun [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	¥ 1,100	2,770
Amounts due to related parties		1,350
General Manager of Century Zhisheng - Bu Lixiang [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	¥ 209	10
Amounts due to related parties	4,232	¥ 3,143
Entity controlled by General Manager of Century Zhisheng, Bu Lixiang - Suzhou Chengpingheng Software Engineering Co., Ltd [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	¥ 138
Amounts due to related parties
Entity controlled by Executive Principal of Ambow Research Center, Gao Shoubai - Shandong Shichuang Software Engineering Co., Ltd. [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties
Amounts due to related parties	¥ 3,430	¥ 3,430
Chief Operating Officer - Chiao-Ling Hsu [Member]
RELATED PARTY TRANSACTIONS [Line Items]
Amounts due from related parties	¥ 400
Amounts due to related parties